Schedule of Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets
Opening balance for the year	$ 65,464	$ 106,315	$ 134,914
Capitalization of additional license leases			25,472
Amortization of operating lease right-of use assets	(28,935)	(40,851)	(54,071)
Closing balance for the year	$ 36,529	$ 65,464	$ 106,315